Bank Borrowings (Details) - Youxu Zibo [Member]	Dec. 13, 2021 CNY (¥)
Bank Borrowings [Line Items]
Borrow loan	¥ 10,000
Working Capital [Member]
Bank Borrowings [Line Items]
Annual interest rate	6.87%